Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($) loan vessel equityaccountedjointventures projects floating_storage_unit lease	Dec. 31, 2023 USD ($) loan lease equityaccountedjointventures vessel projects	Dec. 31, 2022 USD ($) projects	Dec. 31, 2024 USD ($) loan vessel equityaccountedjointventures projects floating_storage_unit lease	Sep. 20, 2022	Jan. 01, 2022 USD ($) projects	Jan. 01, 2020 projects	Dec. 31, 2018	Sep. 30, 2018	Dec. 01, 2015
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss | $	$ 32,000	$ 9,700	$ 26,200	$ 32,000		$ 34,000
Net Investment in Lease, Allowance for Credit Loss | $	29,600	22,700	36,600	29,600		58,300
Total credit loss provision | $	64,600	35,400	67,000	$ 64,600		$ 98,100
Total allowance for credit loss period increase (decrease) | $	$ 29,200	$ (31,600)	$ (31,100)
Number of LNG projects | projects	2	2	1	2		2
Number of LNG project counterparties | projects				2
Number of loans to equity-accounted joint ventures | loan	1	1		1
Number of vessels	15	10		15
Number of direct financing and sales-type leases | lease	4	4		4
Number of equity-accounted joint ventures | equityaccountedjointventures	3	3		3
LNG segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal) | $	$ 22,300	$ (16,500)	$ (7,800)
Number of vessels	50			50
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	9	9		9
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	14			14
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	4			4
Ownership percentage (in percentage)	33.00%			33.00%
Excalibur Joint Venture | Exmar NV [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					50.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	4			4
Ownership percentage (in percentage)	40.00%			40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	6			6
Ownership percentage (in percentage)	50.00%			50.00%
Yamal LNG Joint Venture | China LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	50.00%			50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	6			6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects							1
Number of vessels	0			0
Ownership percentage (in percentage)	30.00%			30.00%				30.00%		30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	18			18
Ownership percentage (in percentage)	50.00%			50.00%
Pan Union Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels	4			4
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years			20 years
Bahrain Spirit
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)								21 years	21 years
Number of vessels | floating_storage_unit	1			1
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability | $	$ 1,200	$ 900	1,300	$ 1,200		$ 1,700
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal) | $	300	(400)	(400)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss | $	1,800	2,100	2,900	$ 1,800		$ 4,100
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease) | $	(300)	(800)	(1,200)
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease) | $	$ 6,900	$ (13,900)	$ (21,700)
Number of vessels	42			42